Other Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Liabilities
29. OTHER LIABILITIES

	2019	2018
Non-current
Termination payment plans	51,489	12,153

Total	51,489	12,153

Current
Termination payment plans	69,663	44,360
Dividends to minority shareholders	5,107	9,739
Others	8,555	8,651

Total	83,325	62,750